Transactions with Related Parties - Backstop Agreement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Backstop agreement	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment at a net rate of $35.0 per day for the Nave Celeste, $38.4 per day for the Shinyo Ocean and $38.0 per day for the Shinyo Kannika. The backstop rates apply for a two-year period as of the redelivery of each of the vessels from its original charterer, if the actual rates achieved are below the agreed backstop rates for each of the vessels. As of December 31, 2017, backstop revenue amounted to $16,391 ($0 for the respective period in 2016) and is included in the balance due from related parties (see paragraph above in current note).
Revenue from related parties	$ 16,391,000	$ 0
Nave Celeste
Related Party Transaction [Line Items]
Charter out rate per day	35,000
Shinyo Ocean
Related Party Transaction [Line Items]
Charter out rate per day	38,400
Shinyo Kannika
Related Party Transaction [Line Items]
Charter out rate per day	$ 38,000